Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	325,298,942.19	19,966
Yield Supplement Overcollateralization Amount 05/31/20	17,266,674.69	0
Receivables Balance 05/31/20	342,565,616.88	19,966
Principal Payments	14,127,838.28	473
Defaulted Receivables	416,140.94	25
Repurchased Accounts	35,241.65	1
Yield Supplement Overcollateralization Amount at 06/30/20	16,180,758.61	0
Pool Balance at 06/30/20	311,805,637.40	19,467

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.22%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,803,748.38	90
Past Due 61-90 days	557,208.12	34
Past Due 91-120 days	374,026.86	18
Past Due 121+ days	0.00	0
Total	2,734,983.36	142

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	172,547.25
Aggregate Net Losses/(Gains) - June 2020	243,593.69
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.85%
Prior Net Losses Ratio	0.31%
Second Prior Net Losses Ratio	1.58%
Third Prior Net Losses Ratio	0.79%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,262,849.39
Actual Overcollateralization	8,262,849.39
Weighted Average APR	2.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	40.60

Flow of Funds	$ Amount
Collections	17,866,858.10
Investment Earnings on Cash Accounts	435.51
Servicing Fee(1)	(285,471.35)
Transfer to Collection Account	35,241.65
Available Funds	17,617,063.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	708,308.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,872,882.82
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,262,849.39
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,101,249.57
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	17,617,063.91

Servicing Fee	285,471.35
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 06/15/20	316,678,520.22
Principal Paid	13,135,732.21
Note Balance @ 07/15/20	303,542,788.01

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-3
Note Balance @ 06/15/20	220,438,520.22
Principal Paid	13,135,732.21
Note Balance @ 07/15/20	207,302,788.01
Note Factor @ 07/15/20	75.9907581%

Class A-4
Note Balance @ 06/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	71,720,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	24,520,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	773,082.13
Total Principal Paid	13,135,732.21
Total Paid	13,908,814.34

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	527,215.46
Principal Paid	13,135,732.21
Total Paid to A-3 Holders	13,662,947.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9629342
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3615816
Total Distribution Amount	17.3245158

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9326080
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.1515110
Total A-3 Distribution Amount	50.0841190

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	370.96
Noteholders' Principal Distributable Amount	629.04

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	2,042,854.72
Investment Earnings	177.50
Investment Earnings Paid	(177.50)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,598,665.02	$9,378,012.77	$31,516,755.50
Number of Extensions	313	458	1,511
Ratio of extensions to Beginning of Period Receivables Balance	1.93%	2.63%	8.51%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.